LEASE LIABILITIES (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
LEASE LIABILITIES
Lease Term	12 years
Rent expense	$ 95,713	$ 173,667